United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
December 31, 2006.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	2/12/07

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      394    15050 SH       SOLE                    15050
AT&T Inc                       COM              00206R102     1052    29440 SH       SOLE                    29440
Akamai Technologies            COM              00971T101     3039    57215 SH       SOLE                    57215
Alliance-Bernstein Holding LP  COM              01881G106     2260    28115 SH       SOLE                    28115
Amgen                          COM              031162100     3705    54245 SH       SOLE                    54245
Astrazeneca PLC                COM              046353108      807    15075 SH       SOLE                    15075
BP PLC                         COM              055622104      207     3086 SH       SOLE                     3086
Baker Hughes                   COM              057224107     3830    51305 SH       SOLE                    51305
Bank of America                COM              060505104     9177   171893 SH       SOLE                   171893
Berkshire Hathaway Class A     COM                             220        2 SH       SOLE                        2
Chesapeake Energy              COM              165167107      587    20195 SH       SOLE                    20195
Cisco Systems                  COM              17275R102     1508    55175 SH       SOLE                    55175
ConocoPhillips                 COM              20825C104     4142    57572 SH       SOLE                    57572
Constellation Energy Group     COM              210371100     1037    15060 SH       SOLE                    15060
Corning                        COM              219350105      855    45695 SH       SOLE                    45695
Corporate Office Properties Tr COM              22002T108     3890    77080 SH       SOLE                    77080
Covance                        COM              222816100     3153    53525 SH       SOLE                    53525
Danaher                        COM              235851102     1756    24240 SH       SOLE                    24240
Dow Chemical                   COM              260543103      282     7075 SH       SOLE                     7075
Ecolab                         COM              278865100     1528    33795 SH       SOLE                    33795
Exxon Mobil                    COM              30231G102     5938    77492 SH       SOLE                    77492
Genentech                      COM              368710406     1846    22750 SH       SOLE                    22750
General Electric               COM              369604103     2500    67194 SH       SOLE                    67194
General Growth Properties      COM              370021107     3480    66625 SH       SOLE                    66625
Genzyme Corp                   COM              372917104     1442    23415 SH       SOLE                    23415
Goldman Sachs                  COM              38141G104     4367    21905 SH       SOLE                    21905
Hansen Natural Corp            COM              411310105     1777    52761 SH       SOLE                    52761
Harris                         COM              413875105     4474    97550 SH       SOLE                    97550
Hewlett-Packard                COM              428236103     4299   104362 SH       SOLE                   104362
Johnson & Johnson              COM              478160104      359     5435 SH       SOLE                     5435
L-3 Communications             COM              502424104     1544    18885 SH       SOLE                    18885
LabCorp                        COM              50540R409     5585    76012 SH       SOLE                    76012
Lowes Companies                COM              548661107     2053    65920 SH       SOLE                    65920
McDonald's                     COM              580135101     6219   140300 SH       SOLE                   140300
Microsoft                      COM              594918104     2004    67109 SH       SOLE                    67109
Nord Resources Corp            COM              655555100       66    57000 SH       SOLE                    57000
Omnicom Group                  COM              681919106     2373    22695 SH       SOLE                    22695
Penn National Gaming Inc       COM              707569109      214     5150 SH       SOLE                     5150
PepsiCo                        COM              713448108     3333    53280 SH       SOLE                    53280
Precision Castparts            COM              740189105     4629    59140 SH       SOLE                    59140
Procter & Gamble               COM              742718109     1924    29929 SH       SOLE                    29929
QUALCOMM                       COM              747525103     3080    81514 SH       SOLE                    81514
Quality Systems Inc            COM              747582104     2755    73931 SH       SOLE                    73931
SEI Investments                COM              784117103     4059    68145 SH       SOLE                    68145
Schlumberger                   COM              806857108      553     8754 SH       SOLE                     8754
Sysco                          COM              871829107      234     6360 SH       SOLE                     6360
T. Rowe Price Group            COM              74144T108     5219   119245 SH       SOLE                   119245
Tower Group Inc                COM              891777104     3831   123295 SH       SOLE                   123295
United Technologies            COM              913017109     1003    16035 SH       SOLE                    16035
Wachovia Corp                  COM              929903102     1466    25750 SH       SOLE                    25750
Walgreen                       COM              931422109     5142   112040 SH       SOLE                   112040
Washington REIT                COM              939653101      361     9024 SH       SOLE                     9024
Wells Fargo                    COM              949746101     2077    58405 SH       SOLE                    58405
XTO Energy                     COM              98385X106     3858    82000 SH       SOLE                    82000
S&P Depositary Receipts                         78462F103     8134 57435.0000SH      SOLE               57435.0000
Schwab Institutional Select S&                                 783 70017.4870SH      SOLE               70017.4870
Tamarack Enterprise Small Cap                   87505V710      235 7824.8470SH       SOLE                7824.8470
Vanguard Mid-Cap ETF                            922908629     2233 30740.0000SH      SOLE               30740.0000